10. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019		Jan. 02, 2019 [1]	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	R$ 4,323
Deferred tax liabilities	(2,910)
Total, net	1,413
Total assets	2,453
Total liabilities	(1,040)
Revenues arising from transmission contract asset [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(768)				R$ (768)
Tax loss carryforwards [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	401
Provisions for contingencies [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	538
Impairment on investments [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	640
Fair value of derivative financial instruments (PUT SAAG ) [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	182
Post employment obligations [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	2,168
Estimated provision for doubtful receivables [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	256
Others [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	138
Deferred tax liabilities	(7)
Funding cost [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(11)
Deemed cost [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(225)
Acquisition costs of equity interests [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(486)
Borrowing costs capitalized [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(169)
Adjustment to expectation of cash flow concession assets [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(242)
Adjustment to fair value: swap/gains [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(1,002)
Restated [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets		R$ 4,028			3,471
Deferred tax liabilities		(2,368)			(2,127)
Total, net	R$ 1,413	1,660			1,344	R$ 1,072
Total assets		2,430	[1]	R$ 2,147	2,147
Total liabilities		(770)	[1]	R$ (803)	(803)
Restated [member] | Revenues arising from transmission contract asset [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities		(624)			(627)
Restated [member] | Tax loss carryforwards [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets		116			373
Restated [member] | Provisions for contingencies [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets		544			218
Restated [member] | Impairment on investments [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets		660			882
Restated [member] | Fair value of derivative financial instruments (PUT SAAG ) [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets		164			143
Restated [member] | Post employment obligations [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets		2,090			1,477
Restated [member] | Estimated provision for doubtful receivables [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets		283			279
Restated [member] | Others [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets		171			99
Deferred tax liabilities		(5)			(38)
Restated [member] | Funding cost [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities		(16)			(25)
Restated [member] | Deemed cost [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities		(232)			(239)
Restated [member] | Acquisition costs of equity interests [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities		(503)			(501)
Restated [member] | Borrowing costs capitalized [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities		(166)			(168)
Restated [member] | Adjustment to expectation of cash flow concession assets [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities		(247)			(252)
Restated [member] | Adjustment to fair value: swap/gains [member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities		R$ (575)			R$ (277)

[1]	For further details of restatement of comparative balances, see Note 2.8